Note 1 - Summary of Significant Accounting Policies: Accounts Receivable (Policies)	6 Months Ended
Jun. 30, 2013
Policies
Accounts Receivable

Accounts Receivable

Accounts receivable are stated at net invoice amount.  An allowance for doubtful accounts is based on management’s best estimate of uncollectible receivable balances based on the creditworthiness of the customer and prior collection history.  As of June 30, 2013 the allowance for doubtful accounts was $-0-.